Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
August 3, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust I (the Registrant)
Columbia Integrated Large Cap Growth Fund II
(formerly known as Multi-Manager Growth Strategies Fund)
Columbia Select Large Cap Growth Fund
Multi-Manager Large Cap Growth Strategies Fund

Post-Effective Amendment No. 438
File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 438 (Amendment). This Amendment was filed electronically on July 24, 2026.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia Funds Series Trust I